STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

Transactions involving our common stock awards are summarized as follows:

	2015	2014
	Number	Number
Outstanding at beginning of the period	838,792	650,002
Granted during the period	220,000	545,455
Vested during the period	(457,499)	(316,665)
Terminated during the period	(85,456)	(40,000)
Unvested at end of the period	515,837	838,792

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

Transactions involving our stock warrants are summarized as follows:

	2015		2014
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	9,269,346	$1.16	3,460,000	$1.00
Granted during the period	882,001	1.50	5,809,346	1.26
Exercised during the period	—	—	—	—
Terminated during the period	—	—	—	—
Outstanding at end of the period	10,151,347	$1.19	9,269,346	$1.16
Exercisable at end of the period	10,151,347	$1.19	9,269,346	$1.16

Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options, common stock awards and stock warrants

Transactions involving our stock options are summarized as follows:

	2015		2014
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at beginning of the period	2,345,000	$1.26	426,000	$1.04
Granted during the period	597,000	1.69	2,427,000	1.32
Exercised during the period	—	—	—	—
Terminated during the period	(558,000)	1.13	(508,000)	1.35
Outstanding at end of the period	2,384,000	$1.40	2,345,000	$1.26
Exercisable at end of the period	494,163	$1.20	177,171	$1.13